SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Segment Information
SEGMENT INFORMATION

25.	SEGMENT INFORMATION

The operating segments are reported consistently with the management reports provided to the main strategic and operational decision makers for assessing the performance of each segment and allocation of resources. The operating segments information is prepared considering three reportable segments, being: Brazil, International and Other Segments.

The operating segments include the sales of all distribution channels and are subdivided according to the nature of the products, for which the characteristics are described below:

»	Poultry: production and sale of whole poultry and in-natura cuts.
»	Pork and others: production and sale of in-natura cuts.
»	Processed: production and sale of processed food, frozen and processed products derived from poultry, pork and beef, margarine, vegetables and soybean-based products.
»	Other sales: sale of flour for food service and others.

Other segments are comprised of commercialization and development of animal nutrition ingredients, human nutrition, plant nutrition (fertilizers), healthcare (health and wellness), pet food, as well as commercialization of agricultural products.

The items not allocated to the segments are presented as Corporate and refer to relevant events not attributable to the operating segments.

The net sales by nature for each reportable operating segment is set forth below:

Net sales	12.31.22	12.31.21	12.31.20
Brazil
In-natura	5,976,960	6,002,585	5,014,250
Poultry	4,576,600	4,544,724	3,738,560
Pork and other	1,400,360	1,457,861	1,275,690
Processed	20,878,697	18,729,686	15,944,162
Other sales	142,131	76,618	26,707
	26,997,788	24,808,889	20,985,119

International
In-natura	20,044,710	18,212,688	14,570,620
Poultry	18,110,329	15,818,512	12,246,499
Pork and other	1,934,381	2,394,176	2,324,121
Processed	3,679,233	2,955,431	2,366,204
Other sales	379,192	346,585	303,370
	24,103,135	21,514,704	17,240,194

Other segments	2,704,105	2,019,712	1,244,387
	53,805,028	48,343,305	39,469,700

The income (loss) before financial results for each segment and for Corporate is set forth below:

	12.31.22	12.31.21	12.31.20
Brazil	(352,138)	1,583,899	2,081,150
International	403,661	942,006	1,100,212
Other segments	440,062	393,477	197,233
Sub total	491,585	2,919,382	3,378,595
Corporate	(627,874)	90,405	(327,366)
	(136,289)	3,009,787	3,051,229

The composition of the main effects not allocated to the operating segments and presented as Corporate is set forth below:

Corporate	12.31.22	12.31.21	12.31.20
Investigations involving the Company (note 1.3)	(588,774)	(9,003)	(28,004)
Reversal/(provision) for tax and civil contingencies	(50,397)	30,587	(109,088)
Expenses COVID-19 (1)	(1,224)	(74,482)	(81,562)
Gains (losses) with demobilization	1,398	(6,814)	(16,494)
Results with sale and disposal of fixed assets	3,582	65,884	(28,178)
Result in the sale of investments	-	76,148	(62,006)
Arbitration reversal	-	-	14,520
Results with disposal of businesses	-	-	(29,471)
Other	7,541	8,085	12,917
	(627,874)	90,405	(327,366)
(1)	Mainly comprised of donations in Brazil, consultants and expenses with health and safety, which are not associated with the business segments.

No customer individually or in aggregate (economic group) accounted for more than 5% of net sales for the years ended December 31, 2022, 2021 and 2020.

The goodwill arising from business combinations and the intangible assets with indefinite useful life (trademarks) were allocated to the reportable operating segments, considering the economic benefits generated by such intangible assets. The allocation of these intangible assets is presented below:

	Goodwill		Trademarks		Total
	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21
Brazil	1,151,498	1,151,498	982,478	982,478	2,133,976	2,133,976
International	1,865,390	1,813,986	423,846	275,982	2,289,236	2,089,968
Other segments	457,215	459,699	474,875	474,875	932,090	934,574
	3,474,103	3,425,183	1,881,199	1,733,335	5,355,302	5,158,518

Information related to total assets by reportable segment is not disclosed, as it is not included in the set of information made available to the Company’s management, which makes investment decisions and determine allocation of resources based on information about the consolidated assets.